Common Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock Incentive Plan [Abstract]
Common stock grant activity
	2011		2010		2009
	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)

Outstanding nonvested shares, beginning of year	924,294	$ 19.69	853,234	$ 19.14	994,453	$ 19.70
Shares granted	247,214	33.94	278,200	28.99	142,860	22.86
Shares vested	(245,487)	25.26	(206,153)	23.70	(214,521)	23.14
Shares forfeited	(495)	31.37	(987)	26.03	(69,558)	25.95
Outstanding nonvested shares, end of year	925,526	$ 20.21	924,294	$ 19.69	853,234	$ 19.14

(1)                 Grant date fair value.

Stock option activity

	2011		2010		2009
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price

Outstanding options, beginning of year	2,454	$14.70	5,846	$14.70	21,294	$13.33
Options exercised	(2,454)	14.70	(3,392)	14.70	(15,448)	12.81
Outstanding and exercisable options, end of year	--	$ --	2,454	$14.70	5,846	$14.70